Fair Value, Option, Carrying Amount (Details) - Fair value option election [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgage loans held for sale	$ 16,606	$ 11,771
Loans held for sale	972	1,469
Loans	171	244
Mortgage loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgage loans held for sale	16,606	11,771
Mortgage loans held for sale, aggregate unpaid principal	16,279	11,573
Loans, loans held for sale and mortgage loans held for sale, aggregate difference	327	198
Nonaccrual loans	133	127
Nonaccrual loans, aggregate unpaid principal	157	158
Nonaccrual loans, aggregate difference	(24)	(31)
Loans 90 days or more past due and still accruing	8	7
Loans 90 days or more past due and still accruing, aggregate unpaid principal	10	9
Loans 90 days or more past due and still accruing, aggregate difference	(2)	(2)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans held for sale	972	1,469
Loans held for sale, aggregate unpaid principal	1,020	1,536
Loans, loans held for sale and mortgage loans held for sale, aggregate difference	(48)	(67)
Nonaccrual loans	21	21
Nonaccrual loans, aggregate unpaid principal	29	32
Nonaccrual loans, aggregate difference	(8)	(11)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans	171	244
Loans, aggregate unpaid principal	201	274
Loans, loans held for sale and mortgage loans held for sale, aggregate difference	(30)	(30)
Nonaccrual loans	129	179
Nonaccrual loans, aggregate unpaid principal	159	208
Nonaccrual loans, aggregate difference	$ (30)	$ (29)